Insurance - Summary of Insurance Service Results (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2025	Jan. 31, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024
Disclosure in tabular form of insurance service result [line items]
Insurance revenue	$ 474		$ 434	$ 944	$ 867
Insurance service expenses	(339)		(305)	(690)	(602)
Net expenses from reinsurance contracts	(12)		(30)	(40)	(67)
Insurance service results	$ 123	$ 91	$ 99	$ 214	$ 198